                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06175

                               ECLIPSE FUNDS INC.
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E. H. Morrison, Esq.
                              169 Lackawanna Avenue
                              Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

                                Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended April 30, 2008, originally filed with the Securities and Exchange Commission on July 2, 2008 (Accession Number 0000950123-08-007549) to amend Item 1, "Reports to Stockholders". The purpose of the amendment to Item 1 is to supplement the Semiannual Shareholder Report for the 130/30 Funds.

Items 1 through 11 to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on July 2, 2008 (Accession Number 0000950123-08-007549).

ITEM 1.   REPORTS TO STOCKHOLDERS.

                           THE MAINSTAY GROUP OF FUNDS

                              MAINSTAY 130/30 FUNDS

                 SUPPLEMENT DATED AUGUST 4, 2008 ("SUPPLEMENT")
TO THE FOLLOWING SEMIANNUAL  SHAREHOLDER REPORT, DATED APRIL 30, 2008
                             ("SHAREHOLDER REPORT")

     This Supplement updates certain information contained in the above-dated Shareholder Report for the MainStay 130/30 Core Fund, MainStay 130/30 Growth Fund, MainStay 130/30 High Yield Fund, and MainStay 130/30 International Fund each a "Fund" and a series of Eclipse Funds, Inc., and collectively the "Funds". You may obtain copies of the Shareholder Report, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the Internet on the Funds' website at mainstayinvestments.com. Please review this important information carefully.

1. Replace the expense example table and corresponding footnotes for MainStay 130/30 Core Fund on page 7 with the following:

                                                                                  ENDING ACCOUNT
                                                  ENDING ACCOUNT                   VALUE (BASED
                                                   VALUE (BASED                   ON HYPOTHETICAL
                                     BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                      ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                       VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                         11/1/07(3)        4/30/08       PERIOD(1)         4/30/08        PERIOD(1)
-----------                         ----------    --------------    ---------    ----------------    ---------
Investor Class Shares(2)             $1,000.00        $998.80         $ 4.11         $1,004.35         $ 4.13

Class A Shares                       $1,000.00        $900.70         $10.87         $1,013.43         $11.51

Class C Shares                       $1,000.00        $896.00         $14.52         $1,009.55         $15.39

Class I Shares                       $1,000.00        $900.50         $ 9.69         $1,014.67         $10.27


1. Expenses are equal to the Fund's annualized expense ratio of each class (2.43% for Investor Class, 2.30% for Class A, 3.08% for Class C and 2.05% for Class I) multiplied by the average account value over the period, divided by 366 and multiplied by 182 days for Classes A, C, and I (to reflect the one-half year period) and 62 days for Investor Class (to reflect the since-inception period).
2. Expenses paid during the period reflect ongoing costs for the period from inception through April 30, 2008. Had these shares been offered for the full six-month period ended April 30, 2008, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $12.16 and the ending account value would have been $1,012.78.
3. Investor Class shares commenced operations on February 28, 2008.

2. Replace the chart entitled "Financial Highlights" on page 22 with the following:

                                       INVESTOR CLASS             CLASS A
                                       --------------    -------------------------
                                         FEBRUARY 28                     JUNE 29,
                                            2008*        SIX MONTHS       2007*
                                           THROUGH          ENDED        THROUGH
                                          APRIL 30,       APRIL 30,    OCTOBER 31,
                                           2008**          2008**          2007
                                       --------------    ----------    -----------
Net asset value at beginning of
  period                                   $ 8.68          $ 9.64         $10.00
                                           ------          ------         ------
Net investment income (loss) (a)            (0.01)          (0.01)         (0.00)(b)
Net realized and unrealized gain
  (loss) on investments                      0.01           (0.95)         (0.36)
                                           ------          ------         ------
Total from investment operations               --           (0.96)         (0.36)
                                           ------          ------         ------
  Less dividends:
  From net investment income                   --           (0.01)            --
                                           ------          ------         ------
Net asset value at end of period           $ 8.68          $ 8.67         $ 9.64
                                           ======          ======         ======
Total investment return (c)(d)              (0.12%)         (9.93%)        (3.60%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)              (0.62%)+        (0.15%)+       (0.14%)+
  Net expenses (excluding short
     sale expenses)                          1.57% +         1.50% +        1.50% +
  Expenses (including short sales
     expenses, before waiver)                2.62% +         2.84% +        2.90% +
  Short sale expenses                        0.86% +         0.80% +        0.53% +
Portfolio turnover rate                        91%             91%            59%
Net assets at end of period (in
  000's)                                   $   62          $  396         $  356



                                                               MS30ALL89 - 08/08

                                                             CLASS C                    CLASS I
                                                    ------------------------   ------------------------
                                                                   JUNE 29,                   JUNE 29,
                                                    SIX MONTHS      2007*      SIX MONTHS      2007*
                                                       ENDED       THROUGH        ENDED       THROUGH
                                                     APRIL 30,   OCTOBER 31,    APRIL 30,   OCTOBER 31,
                                                      2008**         2007        2008**         2007
                                                    ----------   -----------   ----------   -----------
Net asset value at beginning of period                $  9.61       $10.00       $  9.65      $ 10.00
                                                      -------       ------       -------      -------
Net investment income (loss) (a)                        (0.05)       (0.03)         0.00 (b)     0.01
Net realized and unrealized gain (loss) on
  investments                                           (0.94)       (0.36)        (0.96)       (0.36)
                                                      -------       ------       -------      -------
Total from investment operations                        (0.99)       (0.39)        (0.96)       (0.35)
                                                      -------       ------       -------      -------
  Less dividends:
  From net investment income                               --           --         (0.02)          --
                                                      -------       ------       -------      -------
Net asset value at end of period                      $  8.62       $ 9.61       $  8.67      $  9.65
                                                      =======       ======       =======      =======
Total investment return (c)(d)                         (10.40%)      (3.80%)       (9.95%)      (3.50%)
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)                          (1.19%)+     (0.86%)+       0.00% +(e)   0.27% +
  Net expenses (excluding short sale expenses)           2.28% +      2.25% +       1.25% +      1.25% +
  Expenses (including short sales expenses, before
     waiver)                                             3.55% +      3.65% +       2.36% +      2.52% +
  Short sale expenses                                    0.80% +      0.53% +       0.80% +      0.53% +
Portfolio turnover rate                                    91%          59%           91%          59%
Net assets at end of period (in 000's)                $   229       $   35       $50,289      $24,123




*    Commencement of operations.
**   Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I shares are not subject to sales charges.
(d)  Total return is not annualized.
(e)  Less than one-tenth of a percent.


3. Replace the expense example table and corresponding footnotes for MainStay 130/30 Growth Fund on page 25 with the following:

                                                                                  ENDING ACCOUNT
                                                  ENDING ACCOUNT                   VALUE (BASED
                                                   VALUE (BASED                   ON HYPOTHETICAL
                                     BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                      ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                       VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                         11/1/07(3)        4/30/08       PERIOD(1)         4/30/08        PERIOD(1)
-----------                         ----------    --------------    ---------    ----------------    ---------
Investor Class Shares(2)             $1,000.00       $1,014.50        $ 4.52         $1,003.98         $ 4.50

Class A Shares                       $1,000.00       $  921.10        $10.65         $1,013.77         $11.17

Class C Shares                       $1,000.00       $  918.00        $14.31         $1,009.95         $14.99

Class I Shares                       $1,000.00       $  922.10        $ 9.46         $1,015.02         $ 9.92


1. Expenses are equal to the Fund's annualized expense ratio of each class (2.65% for Investor Class, 2.23% for Class A, 3.00% for Class C and 1.98% for Class I) multiplied by the average account value over the period, divided by 366 and multiplied by 182 days for Classes A, C and I (to reflect the one-half year period) and 62 days for Investor Class (to reflect the since-inception period).
2. Expenses paid during the period reflect ongoing costs for the period from inception through April 30, 2008. Had these shares been offered for the full six-month period ended April 30, 2008, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $13.25 and the ending account value would have been $1,011.69.
3. Investor Class shares commenced operations on February 28, 2008.

4. Replace the chart entitled "Financial Highlights" on page 37 with the following:

                                                           INVESTOR CLASS            CLASS A
                                                           --------------   ------------------------
                                                            FEBRUARY 28,                   JUNE 29,
                                                                2008*       SIX MONTHS      2007*
                                                               THROUGH         ENDED       THROUGH
                                                              APRIL 30,      APRIL 30,   OCTOBER 31,
                                                               2008**         2008**         2007
                                                           --------------   ----------   -----------
Net asset value at beginning of period                         $ 9.68         $10.63        $10.00
                                                               ------         ------        ------
Net investment loss (a)                                         (0.03)         (0.05)        (0.03)
Net realized and unrealized gain (loss) on investments           0.16          (0.78)         0.66
                                                               ------         ------        ------
Total from investment operations                                 0.13          (0.83)         0.63
                                                               ------         ------        ------
Net asset value at end of period                               $ 9.81         $ 9.80        $10.63
                                                               ======         ======        ======
Total investment return (b)(c)                                   1.45%         (7.89%)        6.40%
Ratios (to average net assets)/Supplemental Data:
  Net investment loss                                           (1.56%)+       (0.96%)+      (0.91%)+
  Net expenses (excluding short sale expenses)                   1.57% +        1.50% +       1.50% +
  Expenses (including short sale expenses, before
     reimbursement)                                              3.38% +        3.01% +       3.68% +
  Short sale expenses                                            1.08% +        0.73% +       0.47% +
Portfolio turnover rate                                           152%           152%          137%
Net assets at end of period (in 000's)                         $   74         $  244        $  477




                                                              CLASS C                    CLASS I
                                                     ------------------------   ------------------------
                                                                    JUNE 29,                   JUNE 29,
                                                     SIX MONTHS      2007*      SIX MONTHS      2007*
                                                        ENDED       THROUGH        ENDED       THROUGH
                                                      APRIL 30,   OCTOBER 31,    APRIL 30,   OCTOBER 31,
                                                       2008**         2007        2008**         2007
                                                     ----------   -----------   ----------   -----------
Net asset value at beginning of period                 $10.61        $10.00       $ 10.65      $ 10.00
                                                       ------        ------       -------      -------
Net investment loss (a)                                 (0.09)        (0.05)        (0.03)       (0.02)
Net realized and unrealized gain (loss) on
  investments                                           (0.78)         0.66         (0.80)        0.67
                                                       ------        ------       -------      -------
Total from investment operations                        (0.87)         0.61         (0.83)        0.65
                                                       ------        ------       -------      -------
Net asset value at end of period                       $ 9.74        $10.61       $  9.82      $ 10.65
                                                       ======        ======       =======      =======
Total investment return (b)(c)                          (8.20%)        6.10%        (7.79%)       6.50%
Ratios (to average net assets)/Supplemental Data:
  Net investment loss                                   (1.78%)+      (1.54%)+      (0.71%)+     (0.56%)+
  Net expenses (excluding short sale expenses)           2.27% +       2.25% +       1.25% +      1.25% +
  Expenses (including short sale expenses, before
     reimbursement)                                      3.80% +       4.43% +       2.52% +      3.38% +
  Short sale expenses                                    0.73% +       0.47% +       0.73% +      0.47% +
Portfolio turnover rate                                   152%          137%          152%         137%
Net assets at end of period (in 000's)                 $  205        $   71       $15,711      $18,320




*    Commencement of operations.
**   Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total return is not annualized.

5. Replace the expense example table and corresponding footnotes for MainStay 130/30 High Yield Fund on page 39 with the following:

                                                                                     ENDING ACCOUNT
                                                   ENDING ACCOUNT                     VALUE (BASED
                                                    VALUE (BASED                     ON HYPOTHETICAL
                                     BEGINNING        ON ACTUAL        EXPENSES       5% ANNUALIZED       EXPENSES
                                      ACCOUNT        RETURNS AND         PAID          RETURN AND           PAID
                                       VALUE          EXPENSES)         DURING      ACTUAL EXPENSES)       DURING
SHARE CLASS(3)                      12/14/07(1)        4/30/08       PERIOD(2,3)         4/30/08        PERIOD(2,3)
--------------                      -----------    --------------    -----------    ----------------    -----------
Investor Class Shares                $1,000.00        $1,023.40         $ 4.90          $1,003.63          $ 4.85

Class A Shares                       $1,000.00        $1,007.30         $ 9.36          $1,009.25          $ 9.37

Class C Shares                       $1,000.00        $1,007.10         $11.93          $1,006.69          $11.93

Class I Shares                       $1,000.00        $1,010.00         $ 8.44          $1,010.18          $ 8.44


1. Commencement of operations.
2. Expenses are equal to the Fund's annualized expense ratio of each class (2.86% for Investor Class, 2.51% for Class A, 3.20% for Class C and 2.26% for Class I) multiplied by the average account value of the period divided by 366 and multiplied by 136 (to reflect the since-inception period for Class A, Class C and Class I) and 62 (to reflect the since-inception period for Investor Class).
3. Shares were first offered on December 14, 2007 for Class A, Class C and Class I shares, and on February 28, 2008 for Investor Class. Expenses paid during the period reflect ongoing costs for the period from inception through April 30, 2008. Had these shares been offered for the full six-month period ended April 30, 2008, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $14.30, $12.56, $15.98 and $11.31 and the ending account values would have been $1,010.64, $1,012.38, $1,008.95 and $1,013.63 for Investor Class, Class A, Class C and Class I, respectively.

6. Replace the chart entitled "Financial Highlights" on page 51 with the following:

                                      INVESTOR CLASS       CLASS A         CLASS C         CLASS I
                                      --------------    ------------    ------------    ------------
                                       FEBRUARY 28,     DECEMBER 14,    DECEMBER 14,    DECEMBER 14,
                                           2008*            2007*           2007*           2007*
                                          THROUGH          THROUGH         THROUGH         THROUGH
                                         APRIL 30,        APRIL 30,       APRIL 30,       APRIL 30,
                                          2008 **          2008**          2008**          2008**
                                      --------------    ------------    ------------    ------------
Net asset value at beginning of
  period                                  $ 9.84           $10.00          $10.00            10.00
                                          ------           ------          ------         --------
Net investment income (a)                   0.09             0.21            0.18             0.21
Net realized and unrealized gain
  (loss) on investments                     0.14            (0.12)          (0.11)           (0.11)
                                          ------           ------          ------         --------
Total from investment operations            0.23             0.09            0.07             0.10
                                          ------           ------          ------         --------
Less dividends:
  From net investment income               (0.15)           (0.17)          (0.15)           (0.18)
                                          ------           ------          ------         --------
Net asset value at end of period          $ 9.92           $ 9.92          $ 9.92         $   9.92
                                          ======           ======          ======         ========
Total investment return (b)(c)              2.34%            0.73%           0.71%            1.00%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                     5.34%+           5.74%+          4.97%+           5.83%+
  Net expenses (excluding short sale
     expenses)                              1.28%+           1.29%+          1.98%+           1.04%+
  Expenses (including short sale
     expenses, before reimbursement)        2.87%+           3.19%+          3.90%+           2.35%+
  Short sale expenses                       1.58%+           1.22%+          1.22%+           1.22%+
Portfolio turnover rate                        5%               5%              5%               5%
Net assets at end of period (in
  000's)                                  $   42           $   50          $   25         $112,731




*    Commencement of operations.
**   Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total return is not annualized.

7. Replace the expense example table and corresponding footnotes for MainStay 130/30 International Fund on page 54 with the following:

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                        11/1/07(3)        4/30/08       PERIOD(1)         4/30/08        PERIOD(1)
-----------                        ----------    --------------    ---------    ----------------    ---------
Investor Class Shares(2)            $1,000.00       $1,018.30        $ 5.35         $1,003.17         $ 5.31

Class A Shares                      $1,000.00       $  864.90        $10.53         $1,013.58         $11.36

Class C Shares                      $1,000.00       $  861.90        $14.03         $1,009.80         $15.14

Class I Shares                      $1,000.00       $  866.20        $ 9.37         $1,014.82         $10.12


1. Expenses are equal to the Fund's annualized expense ratio of each class (3.13% for Investor Class, 2.27% for Class A, 3.03% for Class C and 2.02% for Class I) multiplied by the average account value over the period, divided by 366 and multiplied by 182 days for Classes A, C and I (to reflect the one-half year period) and 62 days for the Investor Class (to reflect the since-inception period).
2. Expenses paid during the period reflect ongoing costs for the period from inception through April 30, 2008. Had these shares been offered for the full six-month period ended April 30, 2008, and had the Fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $15.64 and the ending account value would have been $1,009.30.
3. Investor Class shares commenced operations on February 28, 2008.

8. Replace the chart entitled "Financial Highlights" on page 69 with the following:

                                  INVESTOR CLASS              CLASS A
                                  --------------    ---------------------------
                                   FEBRUARY 28,                   SEPTEMBER 28,
                                       2008*        SIX MONTHS        2007*
                                      THROUGH          ENDED         THROUGH
                                     APRIL 30,       APRIL 30,     OCTOBER 31,
                                      2008**          2008**           2007
                                  --------------    ----------    -------------
Net asset value at beginning
  of period                            $8.74          $ 10.32         $10.00
                                       -----          -------         ------
Net investment income (a)               0.12             0.11           0.05
Net realized and unrealized
  gain (loss) on investments            0.04            (1.50)          0.27
                                       -----          -------         ------
Total from investment
  operations                            0.16            (1.39)          0.32
                                       -----          -------         ------
Less dividends and
  distributions:
  From net investment income              --            (0.02)            --
  From net realized gain on
     investments                          --            (0.02)            --
                                       -----          -------         ------
  Total dividends and
     distributions                        --            (0.04)            --
                                       -----          -------         ------
Net asset value at end of
  period                               $8.90          $  8.89         $10.32
                                       =====          =======         ======
Total investment return (b)(c)          1.83%          (13.51%)         3.20%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 8.06%+           2.57% +        6.17%+
  Net expenses (excluding
     short sale expenses)               1.65%+           1.60% +        1.60%+
  Expenses (including short
     sales expenses,                    3.66%+           2.79% +        7.37%+
  before reimbursement)
  Short sale expenses                   1.48%+           0.67% +        0.98%+
Portfolio turnover rate                  135%             135%            26%
Net assets at end of period
  (in 000's)                           $  90          $    88         $   32

                                                           CLASS C                      CLASS I
                                                 --------------------------   --------------------------
                                                              SEPTEMBER 28,                SEPTEMBER 28,
                                                 SIX MONTHS       2007*       SIX MONTHS       2007*
                                                    ENDED        THROUGH         ENDED        THROUGH
                                                  APRIL 30,    OCTOBER 31,     APRIL 30,    OCTOBER 31,
                                                   2008**          2007         2008**          2007
                                                 ----------   -------------   ----------   -------------
Net asset value at beginning of period             $ 10.32        $10.00        $ 10.32       $ 10.00
                                                   -------        ------        -------       -------
Net investment income (a)                             0.06          0.05           0.10          0.06
Net realized and unrealized gain (loss) on
  investments                                        (1.49)         0.27          (1.48)         0.26
                                                   -------        ------        -------       -------
Total from investment operations                     (1.43)         0.32          (1.38)         0.32
                                                   -------        ------        -------       -------
Less dividends and distributions:
  From net investment income                         (0.01)           --          (0.02)           --
  From net realized gain on investments              (0.02)           --          (0.02)           --
                                                   -------        ------        -------       -------
  Total dividends and distributions                  (0.03)           --          (0.04)           --
                                                   -------        ------        -------       -------
Net asset value at end of period                   $  8.86        $10.32        $  8.90       $ 10.32
                                                   =======        ======        =======       =======
Total investment return (b)(c)                      (13.81%)        3.10%        (13.38%)        3.20%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income                               1.29% +       5.75%+         2.22% +       6.78%+
  Net expenses (excluding short sale expenses)        2.36% +       2.35%+         1.35% +       1.35%+
  Expenses (including short sales expenses,           3.56% +       8.12%+         2.40% +       7.12%+
  before reimbursement)
  Short sale expenses                                 0.67% +       0.98%+         0.67% +       0.98%+
Portfolio turnover rate                                135%           26%           135%           26%
Net assets at end of period (in 000's)             $    76        $   27        $39,665       $11,905




*    Commencement of operations.
**   Unaudited.
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total return is not annualized.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.


By: /s/ Stephen P. Fisher
    ------------------------------------------
    Stephen P. Fisher
    President and Principal Executive Officer

Date: August 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    -----------------------------------------
    Stephen P. Fisher
    President and Principal Executive Officer

Date: August 4, 2008


By: /s/ Jack R. Benintende
    -----------------------------------------
    Jack R. Benintende
    Treasurer and Principal Financial and Accounting Officer

Date: August 4, 2008

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.